Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties

(a) Pure Brokerage and Shipping Corp. (“Pure Brokerage”): Pure Brokerage, a company controlled by the Company’s Chairperson of the Board and controlling shareholder Aliki Paliou, provides brokerage services to the Company since June 15, 2020, pursuant to a Brokerage Services Agreement for a fixed monthly fee per each tanker vessel owned by the Company. Pure Shipbroking may also, from time to time, receive sale and purchase commissions and chartering commissions on the gross revenue of the tanker vessels, depending on the respective charter parties’ terms.

For the period ended June 30, 2024 and 2023, commissions to Pure Brokerage amounted to $532 and $745, respectively, and are included in Voyage expenses in the accompanying unaudited interim consolidated statements of operations. Also, for the period ended June 30, 2024 and 2023, brokerage fees to Pure Brokerage amounted to $160 and $144, respectively, and are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2024 and December 31, 2023, an amount of $436 and $245 respectively, was payable to Pure Brokerage and is reflected in Due to related parties in the accompanying unaudited interim consolidated balance sheets.

(b) Mango Shipping Corp (“Mango”): As of June 30, 2024, and December 31, 2023, Mango, whose beneficial owner is Aliki Paliou, the Company’s Chairperson of the Board, held no Series B preferred shares, and held 1,314,792 Series C preferred shares, which were acquired in 2022 as part of the Company’s Tender Offer to exchange common shares for shares of preferred stock (Note 9). The Series C Preferred stock is entitled to an annual dividend of 5.00%. For the period ended June 30, 2024 and 2023, dividends declared and paid to Mango on its Series C preferred shares amounted $822 and $822, respectively (or $0.625 per each Series C preferred share).  On June 30, 2024 and December 31, 2023, accrued and not paid dividends on the Series C preferred shares held by Mango, amounted to $68 and $64, respectively. For the details of the terms of the Series B and C preferred stock, and the respective accounting treatment followed by the Company, refer to Note 9.